Financial and capital risk management (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial and capital risk management
Summary of carrying amounts of Company's foreign currency denominated monetary assets and monetary liabilities at reporting date

2022

US$ thousand	Notes	U.S. dollar	Australian dollar	Other	Total
Cash and cash equivalents		30	1,286	—	1,316
Trade receivables from related parties	10	9,052	—	—	9,052
Other receivables	10	—	3,180	—	3,180
Trade payables	14	(1,853)	(19,286)	—	(21,139)
Trade payables to related parties	14	(545)	(254)	—	(799)
Other payables	14	(1,047)	(5,513)	—	(6,560)
Lease liabilities	15	—	(976)	—	(976)
Net debt		5,637	(21,563)	—	(15,926)

2021

US$ thousand		U.S. dollar	Australian dollar	Other	Total
Cash and cash equivalents		30	49	—	79
Trade receivables from related parties	10	2,551	—	—	2,551
Other receivables	10	—	3,747	—	3,747
Trade payables	14	(100)	(9,295)	(87)	(9,482)
Trade payables to related parties	14	(652)	—	—	(652)
Other payables	14	(248)	(8,207)	—	(8,455)
Lease liabilities	15	—	(1,273)	—	(1,273)
Net debt		1,581	(14,979)	(87)	(13,485)

2021

US$ thousand	Notes	U.S. dollar	Australian dollar	Other	Total
Cash and cash equivalents		30	49	—	79
Trade receivables from related parties	10	2,551	—	—	2,551
Other receivables	10	—	3,747	—	3,747
Trade payables	14	(100)	(9,295)	(87)	(9,482)
Trade payables to related parties	14	(652)	—	—	(652)
Other payables	14	(248)	(8,207)	—	(8,455)
Lease liabilities	15	—	(1,273)	—	(1,273)
Net debt		1,581	(14,979)	(87)	(13,485)

2020

US$ thousand		U.S. dollar	Australian dollar	Other	Total
Cash and cash equivalents		30	80	—	110
Trade receivables from related parties	10	8,861	—	—	8,861
Other receivables	10	—	2,648	—	2,648
Trade payables	14	—	(8,656)	—	(8,656)
Other payables	14	—	(13,263)	—	(13,263)
Lease liabilities	15	—	(132)	—	(132)
Net debt		8,891	(19,323)	—	(10,432)

January 1, 2020

US$ thousand		U.S. dollar	Australian dollar	Other	Total
Cash and cash equivalents		30	234	—	264
Trade receivables from related parties	10	6,718	—	—	6,718
Other receivables	10	—	2,999	—	2,999
Trade payables	14	(512)	(5,176)	—	(5,688)
Trade payables to related parties	14	(481)	—	—	(481)
Other payables	14	(1,751)	(17,703)	—	(19,454)
Lease liabilities	15	—	(4,886)	—	(4,886)
Net debt		4,004	(24,532)	—	(20,528)

Summary of Company's sensitivity to 10% increase and decrease in U.S. dollar against relevant foreign currencies

2022

US$ thousand	Profit or loss	Other equity
Australian dollar	2,156	2,156
Total	2,156	2,156

2021

US$ thousand	Profit or loss	Other equity
Australian dollar	1,498	1,498
Other	9	9
Total	1,507	1,507

2021

	Profit or	Other
US$ thousand	loss	equity
Australian dollar	1,498	1,498
Other	9	9
Total	1,507	1,507

2020

	Profit or	Other
US$ thousand	loss	equity
Australian dollar	1,932	1,932
Total	1,932	1,932

January 1, 2020

	Profit or	Other
US$ thousand	loss	equity
Australian dollar	2,453	2,453
Total	2,453	2,453

Summary of maturity profile of Company's financial liabilities based on contractual terms, and associated current financial assets

2022

		After	Due	Due
US$ thousand	Notes	2 years	1 – 2 years	0 – 1 year	Total
Expected future interest payments		—	3	28	31
Lease liabilities – undiscounted		2	129	876	1,007
Trade and other payables	14	—	—	28,498	28,498
Total		2	132	29,402	29,536
Current financial assets				10,369	10,369

2021

		After	Due	Due
US$ thousand	Notes	2 years	1 – 2 years	0 – 1 year	Total
Expected future interest payments		—	2	37	39
Lease liabilities – undiscounted		—	228	1,084	1,312
Trade and other payables	14	—	—	18,589	18,589
Total		—	230	19,710	19,940
Current financial assets				2,771	2,771

2021

		After	Due	Due
US$ thousand	Notes	2 years	1 – 2 years	0 – 1 year	Total
Expected future interest payments		—	2	37	39
Lease liabilities – undiscounted		—	228	1,084	1,312
Trade and other payables	14	—	—	18,589	18,589
Total		—	230	19,710	19,940
Current financial assets				2,771	2,771

2020

		After	Due	Due
US$ thousand	Notes	2 years	1 – 2 years	0 – 1 year	Total
Expected future interest payments		—	2	5	7
Lease liabilities – undiscounted		—	29	110	139
Trade and other payables	14	—	—	21,919	21,919
Total		—	31	22,034	22,065
Current financial assets				9,138	9,138

January 1, 2020

		After	Due	Due
US$ thousand	Notes	2 years	1-2 years	0-1 year	Total
Expected future interest payments		—	348	523	871
Lease liabilities – undiscounted		—	2,180	3,577	5,757
Trade and other payables	14	—	—	25,623	25,623
Total		—	2,528	29,723	32,251
Current financial assets				8,333	8,333